Property and Equipment Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment Net
Office equipment and furniture	$ 23,835	$ 23,198
Leasehold improvements	0	11,932
Less: accumulated depreciation	(18,586)	(20,147)
Plant and equipment, net	$ 5,249	$ 14,983